Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of restricted shares
	Number of restricted shares	Weighted average grant date fair value
Granted and unvested as of December 31, 2016	2,700	$7.90
Granted	116	7.90
Vested	(1,308)	7.90
Forfeited	(200)	7.90
Granted and unvested as of December 31, 2017	1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018	-	$-

Summary of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2016	9,280,323	4.52 years	July 6, 2021

Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	4 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	4 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years

Series A Warrants [Member]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
	On July 10, 2018	On December 31, 2018
Terms of warrants	48 months	42 months
Exercise price	2.60	2.60
Risk free rate of interest	2.77%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.29

Series B Warrants [Member]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
On July 10, 2018
Terms of warrants	1 months
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87